GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

The changes in the carrying amount of goodwill are as follows:

	Search and Portal	E-commerce	Classifieds	Taxi	Media Services	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2017	1,657	106	4,885	224	1,564	8,436
Goodwill acquired	—	—	303	639	—	942	—
Foreign currency translation adjustment	(50)	—	—	—	—	(50)
Balance as of December 31, 2017	1,607	106	5,188	863	1,564	9,328	134.3
Goodwill acquired	641	—	—	42,799	—	43,440	625.2
Disposal due to Yandex.Market deconsolidation (Note 4)	—	(106)	—	—	—	(106)	(1.5)
Balance as of December 31, 2018	2,248	—	5,188	43,662	1,564	52,662	758.0

Goodwill is non-deductible for tax purposes for all business combinations completed in the years ended December 31, 2016, 2017 and 2018.

In the years ended December 31, 2016 and 2017 the goodwill of Kinopoisk was represented within Other Bets and Experiments, but in the year ended December 31, 2018 due to the new structure of reportable segments (Note 16), it is included in Media Services.

Intangible assets, net of amortization, as of December 31, 2017 and 2018 consisted of the following intangible assets:

	2017			2018
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,149	(406)	743	3,331	(803)	2,528	36.4
Customer relationships	905	(320)	585	6,108	(731)	5,377	77.4
Content and software	646	(468)	178	1,040	(554)	486	7.0
Workforce	276	(224)	52	276	(276)	—	—
Patents and licenses	52	(29)	23	52	(37)	15	0.2
Non-compete agreements	41	(24)	17	41	(34)	7	0.1
Supplier relationships	—	—	—	12	(7)	5	0.1
Total acquisition-related intangible assets:	3,069	(1,471)	1,598	10,860	(2,442)	8,418	121.2
Other intangible assets:
Technologies and licenses	7,473	(4,872)	2,601	7,937	(5,321)	2,616	37.6
Assets not yet in use	824	—	824	511	—	511	7.4
Total other intangible assets:	8,297	(4,872)	3,425	8,448	(5,321)	3,127	45.0
Total intangible assets	11,366	(6,343)	5,023	19,308	(7,763)	11,545	166.2

Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2016, 2017 and 2018 were RUB 488, RUB 379 and RUB 1,007  ($14.4) respectively.

Trade names and domain names in the amount of RUB 2,115 ($30.5) and customer relationships in the amount of RUB 5,142  ($74.0) represent intangible assets acquired in 2018 under the transaction with Uber (Note 4).

Amortization expenses of other intangible assets for the years ended December 31, 2016, 2017 and 2018 were RUB 1,464, RUB 1,729 and RUB 1,297 ($18.8), respectively.

Estimated amortization expense over the next five years and thereafter for intangible assets is as follows:

\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2019	1,089	1,123	2,212	31.8
2020	979	755	1,734	25.0
2021	953	465	1,418	20.4
2022	907	196	1,103	15.9
2023	822	77	899	12.9
Thereafter	3,668	—	3,668	52.8
Total	8,418	2,616	11,034	158.8